Fair Value Disclosures - Schedule of the Company's Fair Value Hierarchy for Recurring Basis Assets and Liabilities (Details) - Recurring basis - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Level 1
Financial Assets
Total financial assets	$ 1,607.8	$ 1,448.3
Financial Liabilities
Liabilities related to separate accounts	1,600.8	1,438.6
Level 1 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0.0	0.0
Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0.0	0.0
Level 1 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	0.0	0.0
Level 1 | Equity securities | Common Stock
Financial Assets
Total financial assets	0.6	0.4
Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0.0	0.0
Level 1 | Other investments
Financial Assets
Total financial assets	6.4	2.7
Level 1 | Cash equivalents
Financial Assets
Total financial assets		6.6
Level 1 | Other assets
Financial Assets
Total financial assets	0.0	0.0
Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	1,600.8	1,438.6
Level 2
Financial Assets
Total financial assets	1,104.0	1,192.6
Financial Liabilities
Liabilities related to separate accounts	43.5	61.1
Level 2 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	3.2	2.0
Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	5.6	10.8
Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	10.5	11.3
Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	24.3	0.2
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0.0	0.0
Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	41.7	36.9
Level 2 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	741.9	789.8
Level 2 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	148.6	160.9
Level 2 | Equity securities | Common Stock
Financial Assets
Total financial assets	0.0	0.0
Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	84.7	92.1
Level 2 | Other investments
Financial Assets
Total financial assets	0.0	27.5
Level 2 | Cash equivalents
Financial Assets
Total financial assets		0.0
Level 2 | Other assets
Financial Assets
Total financial assets	0.0	0.0
Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	43.5	61.1
Level 3
Financial Assets
Total financial assets	18.8	18.2
Financial Liabilities
Liabilities related to separate accounts	0.0	0.0
Level 3 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0.0	0.0
Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	4.7	0.0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	3.3	3.2
Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0.0	0.0
Level 3 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	0.2	3.6
Level 3 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	9.3	10.0
Level 3 | Equity securities | Common Stock
Financial Assets
Total financial assets	0.0	0.0
Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	1.1	1.1
Level 3 | Other investments
Financial Assets
Total financial assets	0.0	0.0
Level 3 | Cash equivalents
Financial Assets
Total financial assets		0.0
Level 3 | Other assets
Financial Assets
Total financial assets	0.2	0.3
Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	0.0	0.0
Total
Financial Assets
Total financial assets	2,730.6	2,659.1
Financial Liabilities
Liabilities related to separate accounts	1,644.3	1,499.7
Total | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	3.2	2.0
Total | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	5.6	10.8
Total | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	10.5	11.3
Total | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	29.0	0.2
Total | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	3.3	3.2
Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	41.7	36.9
Total | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	742.1	793.4
Total | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	157.9	170.9
Total | Equity securities | Common Stock
Financial Assets
Total financial assets	0.6	0.4
Total | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	85.8	93.2
Total | Other investments
Financial Assets
Total financial assets	6.4	30.2
Total | Cash equivalents
Financial Assets
Total financial assets		6.6
Total | Other assets
Financial Assets
Total financial assets	0.2	0.3
Total | Assets held in separate accounts
Financial Assets
Total financial assets	$ 1,644.3	$ 1,499.7